Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
SMI 3Fourteen Full-Cycle Trend ETF
Shareholder Report [Line Items]
Fund Name	SMI 3Fourteen Full-Cycle Trend ETF
Class Name	SMI 3Fourteen Full‑Cycle Trend ETF
Trading Symbol	FCTE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SMI 3Fourteen Full-Cycle Trend ETF for the period of July 2, 2024 (inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.3fourteensmi.com. You can also request this information by contacting us at (844) 328-3383.
Additional Information Phone Number	(844) 328-3383
Additional Information Website	www.3fourteensmi.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI 3Fourteen Full‑Cycle Trend ETF	$44¹	0.85%²

¹	Costs are for the period of July 2, 2024 to December 31, 2024. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 44	[1]
Expense Ratio, Percent	0.85%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of July 2, 2024 to December 31, 2024. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The SMI 3Fourteen Full-Cycle Trend ETF (the “Fund”) returned 5.83% for the period of July 2, 2024 to December 31, 2024, vs the S&P 500® Index which returned 8.14% for the same period. The Full Cycle Trend (“FCT”) Strategy equally weights 20 high-quality equities and rebalances monthly.

What key factors affected the Fund's performance?

Many investors likely tuned out the ﬁnancial markets as the holidays approached. Unfortunately, not only did Santa fail to spark an end-of-year rally, but the Grinch also showed up to steal a good chunk of November’s post-election gains while investors were focused elsewhere.

The main problem in December was rising longer-term interest rates, reaching levels that have spooked stock market investors in recent years. This continued a trend that started in September. Counter-intuitively, the Fed’s rate-cutting cycle has triggered a move higher in longer-term rates. Since mid‑September, the Fed has cut the shortest-term “Fed Funds rate” by 100 basis points (1.00%), while the benchmark 10‑year Treasury yield has risen the same amount (from 3.65% to 4.65%).

While Q4 2024 performance was poor for the FCT Model, the Fund’s overall performance as of this writing in mid-January has been comparable to the S&P 500® Index since the Fund’s inception last July. The silver lining to the Fund’s tough Q4 is that historically the strategy has tended to rebound in the three months directly following a negative quarter (+5.5% on average in the subsequent quarter) with a ~70% positive rate. In short, buying the pullbacks of a quality-based system is generally a good move.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception (7/2/24)
SMI 3Fourteen Full-Cycle Trend ETF	5.83%
S&P 500® Index	8.14%

Performance Inception Date	Jul. 02, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 446,415,755
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 1,741,401
Investment Company, Portfolio Turnover	180.24%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$446,415,755
Number of Holdings	20
Total Advisory Fee Paid	$1,741,401
Portfolio Turnover Rate	180.24%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
NetApp, Inc.	5.04%
Leidos Holdings, Inc.	5.02%
Fair Isaac Corp.	5.01%
The Sherwin-Williams Co	5.01%
Lockheed Martin Corp.	5.01%
Arista Networks, Inc.	5.01%
General Dynamics Corp.	5.01%
Colgate-Palmolive Co.	5.01%
Air Products and Chemicals, Inc.	5.00%
HCA Healthcare, Inc.	5.00%

[1]	Costs are for the period of July 2, 2024 to December 31, 2024. Costs for a full annual period would be higher.
[2]	Annualized.